Key Developments - Acquisition of additional gross revenue royalty on Johnson Camp Mine (Details) - Johnson Camp Mine - USD ($) $ in Millions		12 Months Ended
	Jun. 26, 2025	Dec. 31, 2025
Disclosure Of Key Developments [Line Items]
Percentage of gross revenue royalty acquired	1.50%	1.50%
Consideration to acquire royalty	$ 4.0
Percentage of pre-existing gross revenue royalty	1.50%